Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001707753
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Elastic N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-38675
Entity Address, Address Line One	800 West El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040
City Area Code	(650)
Local Phone Number	458-2620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false